Cash and Bank Balances - Schedule of Deposit Amounted to Wilmington Trust Per Escrow Agreement (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Deposit Amounted to Wilmington Trust Per Escrow Agreement [Abstract]
Cash and bank balances	RM 29,799,637	$ 6,669,570	RM 3,823,689
Less: Fixed deposits pledged	(1,447,589)	(323,991)	(330,214)
Cash and cash equivalents per consolidated statements of cash flows	RM 28,352,048	$ 6,345,579	RM 3,493,475